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Goldman Sachs Equity Index Fund
Goldman Sachs Equity Index Fund—Summary
Investment Objective
The Goldman Sachs Equity Index Fund (the “Fund”) seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Goldman Sachs Equity Index Fund Service Shares
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.22%	[1]
Total Annual Fund Operating Expenses	0.77%
Fee Waiver and Expense Limitation	(0.29%)	[2]
Total Annual Fund Operating Expenses	0.48%	[3]
[1]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to (i) waive a portion of the management fee equal to 0.09% of the annual contractual rate applicable to the Fund’s average daily net assets between $0 and $400 million, and equal to 0.10% of the annual contractual rate applicable to the Fund’s average daily net assets exceeding $400 million, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Each arrangement will remain in effect through at least April 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[3]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option. Had those fees and expenses been included, the costs shown below would be higher.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Equity Index Fund | Service Shares | USD ($)	49	217	399	927

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2019 was 3% of the average value of its portfolio.
Principal Strategy
The Fund attempts to replicate the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The Fund’s benchmark is the S&P 500® Index. Under normal circumstances, the Fund will hold equity securities of approximately 500 different companies included in the S&P 500® Index and will invest at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in equity type securities. To the extent that the Fund’s ability to invest in any of the companies included in the S&P 500® Index is limited by applicable regulatory requirements, the Fund may invest in fewer than 500 companies, and may not be able to precisely replicate the performance of the S&P 500® Index. Additionally, in an attempt to replicate the performance of companies in which it may be unable to invest, the Fund may overweight certain holdings (relative to the S&P 500® Index) that have similar characteristics.

The Fund’s passive equity process objective is to seek to remain fully invested in the equity market. To accomplish this, the Fund may hold a portion of its assets in unleveraged exchange-traded index futures contracts to equitize cash and cash equivalents in an attempt to maintain full exposure.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund’s principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.

Index Risk.  Unlike many investment companies, the Fund is not actively managed. As a result, the Fund will not typically dispose of a security unless the security is removed from the relevant index, even if the issuer is in financial trouble.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Sector Risk.  To the extent the Fund focuses its investments in one or more sectors (such as the technology sector), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions or developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tracking Risk. The Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions (which may prevent the Fund from being fully invested), transaction costs, Fund expenses and other factors. In addition, to the extent that the Fund’s ability to invest in any of the companies included in the benchmark index is limited by applicable regulatory requirements, the Fund will not be able to fully implement its replication strategy, which will affect the Fund’s relative performance.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a broad-based securities market index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In addition, performance reflects Fund level expenses but does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Updated performance information is available at no cost at www.gsamfunds.com/vit or by calling the phone number on the back cover of the Prospectus.
TOTAL RETURN CALENDAR YEAR

Best Quarter Q1 ‘19 +13.51% Worst Quarter Q3 ‘11 –14.02%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2019
Average Annual Total Returns - Goldman Sachs Equity Index Fund	1 Year	5 Years	10 Years
Service Shares	30.85%	11.17%	13.09%
S&P 500® Index (reflects no deduction for fees or expenses)	31.49%	11.69%	13.55%